Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.12%
Aerospace & Defense–1.85%
Rheinmetall AG (Germany)	31,200	$6,622,606
Agricultural & Farm Machinery–2.04%
AGCO Corp.	49,851	7,279,741
Auto Parts & Equipment–1.90%
Dana, Inc.	386,800	6,796,076
Construction & Engineering–4.13%
AECOM	116,500	8,948,365
HOCHTIEF AG (Germany)	39,500	2,666,335
MasTec, Inc.(b)	36,028	3,138,039
		14,752,739
Construction Machinery & Heavy Trucks–1.79%
Oshkosh Corp.(c)	63,559	6,397,213
Copper–1.34%
Freeport-McMoRan, Inc.	96,558	4,802,795
Distributors–1.60%
LKQ Corp.	125,542	5,700,862
Diversified Chemicals–2.81%
Huntsman Corp.	267,500	10,033,925
Electrical Components & Equipment–1.82%
Vertiv Holdings Co.	464,096	6,497,344
Electronic Manufacturing Services–4.39%
Flex Ltd.(b)	593,411	11,007,774
Jabil, Inc.	75,627	4,668,455
		15,676,229
Food Distributors–4.18%
Performance Food Group Co.(b)(c)	179,817	9,154,484
US Foods Holding Corp.(b)	153,921	5,792,047
		14,946,531
Gold–0.50%
Yamana Gold, Inc. (Brazil)	322,400	1,798,992
Health Care Facilities–3.29%
Encompass Health Corp.(c)	95,624	6,799,823
Universal Health Services, Inc., Class B	34,194	4,956,420
		11,756,243
Health Care Services–4.05%
Cigna Corp.	26,100	6,253,821
Fresenius Medical Care AG & Co. KGaA (Germany)	122,300	8,201,750
		14,455,571
Hotels, Resorts & Cruise Lines–6.91%
Booking Holdings, Inc.(b)	3,400	7,984,730
Hilton Grand Vacations, Inc.(b)	125,635	6,534,276
Travel + Leisure Co.	149,700	8,673,618
Shares		Value
Hotels, Resorts & Cruise Lines–(continued)
Wyndham Hotels & Resorts, Inc.	17,701	$1,499,098
		24,691,722
Household Products–2.48%
Spectrum Brands Holdings, Inc.	99,700	8,845,384
Human Resource & Employment Services–2.75%
ManpowerGroup, Inc.	104,800	9,842,816
Industrial Machinery–1.88%
Timken Co. (The)	110,400	6,701,280
Integrated Oil & Gas–1.51%
Shell PLC, ADR (Netherlands)	98,500	5,410,605
Life & Health Insurance–1.96%
Globe Life, Inc.(c)	69,620	7,003,772
Managed Health Care–1.96%
Centene Corp.(b)	83,338	7,016,226
Oil & Gas Exploration & Production–10.79%
APA Corp.	108,700	4,492,571
ARC Resources Ltd. (Canada)	388,100	5,196,812
Diamondback Energy, Inc.	69,142	9,477,985
Ovintiv, Inc.	115,100	6,223,457
Pioneer Natural Resources Co.	37,471	9,368,874
Southwestern Energy Co.(b)	527,800	3,784,326
		38,544,025
Oil & Gas Refining & Marketing–3.56%
HF Sinclair Corp.	122,000	4,861,700
Marathon Petroleum Corp.	47,000	4,018,500
Phillips 66	44,600	3,852,994
		12,733,194
Oil & Gas Storage & Transportation–0.10%
New Fortress Energy, Inc.	8,677	369,727
Other Diversified Financial Services–3.94%
Apollo Global Management, Inc.(c)	139,473	8,645,931
Equitable Holdings, Inc.	175,700	5,430,887
		14,076,818
Regional Banks–11.24%
Huntington Bancshares, Inc.	704,550	10,300,521
KeyCorp	295,007	6,602,257
PacWest Bancorp	155,500	6,706,715
Texas Capital Bancshares, Inc.(b)	10,868	622,845
Webster Financial Corp.	157,700	8,850,124
Zions Bancorporation N.A.	107,932	7,076,022
		40,158,484
Research & Consulting Services–3.55%
CACI International, Inc., Class A(b)	17,411	5,245,238
Jacobs Engineering Group, Inc.	27,500	3,789,775
KBR, Inc.	66,800	3,655,964
		12,690,977

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Specialty Chemicals–1.00%
Axalta Coating Systems Ltd.(b)	144,800	$3,559,184
Trading Companies & Distributors–7.80%
AerCap Holdings N.V. (Ireland)(b)	72,300	3,635,244
Air Lease Corp.	239,900	10,711,535
Univar Solutions, Inc.(b)	295,600	9,500,584
WESCO International, Inc.(b)	31,000	4,034,340
		27,881,703
Total Common Stocks & Other Equity Interests (Cost $298,441,140)		347,042,784
Money Market Funds–3.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	3,749,335	3,749,335
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	2,720,480	2,719,664
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	4,284,954	4,284,954
Total Money Market Funds (Cost $10,753,953)		10,753,953
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $309,195,093)		357,796,737
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.25%
Invesco Private Government Fund, 0.31%(d)(e)(f)	7,770,774	$7,770,774
Invesco Private Prime Fund, 0.34%(d)(e)(f)	18,133,618	18,131,804
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,901,579)		25,902,578
TOTAL INVESTMENTS IN SECURITIES–107.38% (Cost $335,096,672)		383,699,315
OTHER ASSETS LESS LIABILITIES—(7.38)%		(26,365,250)
NET ASSETS–100.00%		$357,334,065
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,040,738	$17,963,345	$(16,254,748)	$-	$-	$3,749,335	$103
Invesco Liquid Assets Portfolio, Institutional Class	1,500,473	12,830,961	(11,610,535)	63	(1,298)	2,719,664	312
Invesco Treasury Portfolio, Institutional Class	2,332,272	20,529,537	(18,576,855)	-	-	4,284,954	333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,280,527	36,437,644	(30,947,397)	-	-	7,770,774	2,076*
Invesco Private Prime Fund	5,321,230	81,192,124	(68,371,619)	999	(10,930)	18,131,804	5,301*
Total	$13,475,240	$168,953,611	$(145,761,154)	$1,062	$(12,228)	$36,656,531	$8,125

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$329,552,093	$17,490,691	$—	$347,042,784
Money Market Funds	10,753,953	25,902,578	—	36,656,531
Total Investments	$340,306,046	$43,393,269	$—	$383,699,315
Invesco V.I. American Value Fund